Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Summary of Exploration Commitments
(a)
Exploration commitments

	Year Ended June 30,
	2022	2021
Commitments for payments under exploration permits in existence at the reporting date but not recognized as liabilities payable	$23,000	$13,000

Summary of Significant Capital Expenditure Contracted

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	Year Ended June 30,
	2022	2021
Property, plant and equipment	$14,893,026	$10,182,218

The capital commitments relate to purchases of property, plant and equipment in connection with the expansion of our business and development of our technologies in the NAM and BTS business segments and are expected to be recognized within the next twelve months.